Financial Instruments - Summary of Carrying Value and Fair Value of Each Category of Financial Assets (Detail) ₨ in Millions, $ in Millions		Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Disclosure of financial assets [line items]
Financial assets investments - at fair value		₨ 1,472	$ 19	₨ 1,532	$ 20	₨ 911
Other non-current assets		94,084	1,240	112,534
Short term investments -Bank deposits		64,534	851	116,730
Derivative financial assets		2,580	34	701
Cash and cash equivalents		86,709	1,143	48,537
Restricted cash and cash equivalents		4,674	62	1,025
Carrying amount [member]
Disclosure of financial assets [line items]
Financial assets investments - at fair value		1,472	19	1,532
Other non-current assets		92,420	1,218	107,515
Trade and other receivables		159,771	2,106	97,563
Short term investments -Bank deposits		64,534	851	116,730
Other investments		171,398	2,259	165,044
Derivative financial assets		2,580	34	701
Cash and cash equivalents		86,709	1,143	48,537
Restricted cash and cash equivalents		4,674	62	1,025
Financial assets		583,558	7,692	538,647
Financial assets at fair value, class [member]
Disclosure of financial assets [line items]
Financial assets investments - at fair value		1,472	19	1,532
Trade and other receivables		160,771	2,119	97,711
Short term investments -Bank deposits		64,534	851	116,730
Other investments		171,398	2,259	165,044
Derivative financial assets		2,580	34	701
Cash and cash equivalents		86,709	1,143	48,537
Restricted cash and cash equivalents		4,674	62	1,025
Financial assets		586,222	$ 7,727	543,814
Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets investments - at fair value		295		500
Trade and other receivables	[1]	5,206		1,633
Other investments		171,398		165,044
Derivative financial assets		101		129
Financial assets		177,000		167,306
Financial Asset Measured At Fair Value through Other Comprehensive Income Category [Member]
Disclosure of financial assets [line items]
Financial assets investments - at fair value		1,177		1,032
Financial assets		1,177		1,032
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Other non-current assets		92,420		107,515
Trade and other receivables		154,565		95,930
Short term investments -Bank deposits		64,534		116,730
Cash and cash equivalents		86,709		48,537
Restricted cash and cash equivalents		4,674		1,025
Financial assets		402,902		369,737
Derivatives used for hedging [member]
Disclosure of financial assets [line items]
Derivative financial assets		2,479		572
Financial assets		₨ 2,479		₨ 572

[1]	Under IFRS 9, provisionally priced receivables are fair valued at each reporting date.